WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)				12 Months Ended							6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013 Consultant [Member]	Dec. 31, 2013 Financing 2009 [Member]	Dec. 31, 2013 Financing 2010 [Member]	Dec. 31, 2013 Financing 2011 [Member]	Dec. 31, 2013 Financing 2012 [Member]	Dec. 31, 2013 Financing 2013 [Member]	Jun. 30, 2014 Equity Classified Warrants [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Consultant [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Financing 2009 [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Financing 2010 [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Financing 2011 [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Financing 2012 [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Financing 2013 [Member]	Jun. 30, 2014 Equity Classified Warrants [Member] Financing 2014 [Member]
Equity-classified warrants
Number of shares (in shares)	20,510,987	10,216,597		1,128,759	1,455,516	1,022,943	1,936,785	296,366	4,376,228		1,163,759	495,059	1,022,943	1,936,785	296,366	4,376,228	11,219,847
Weighted Average Exercise price (in dollars per share)	$ 0.41		$ 3.00	$ 2.28	$ 3.00	$ 3.38	$ 3.24	$ 3.00	$ 1.97	$ 1.15	$ 2.38	$ 3.00	$ 3.38	$ 3.24	$ 3.00	$ 1.97	$ 0.93
Investment Warrants Expiration Date Range Start				Feb. 28, 2014	Feb. 28, 2014	Jan. 31, 2015	Jan. 31, 2016		Dec. 31, 2017		Jul. 31, 2014	Jul. 31, 2014	Jan. 31, 2015	Jan. 31, 2016		Dec. 31, 2017	Mar. 31, 2015
Investment Warrants Expiration Date Range End				Jan. 31, 2018	Sep. 30, 2014	May 31, 2015	Apr. 30, 2016		Aug. 31, 2023		Feb. 28, 2019	Sep. 30, 2014	May 31, 2015	Apr. 30, 2016		Aug. 31, 2023	Jun. 30, 2019
Investment Warrants Expiration Date								Dec. 31, 2017							Dec. 31, 2017